Exhibit 99.4

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Amherst Long Term Owner Holdings, LLC

401 Congress Avenue

Austin, Texas 78701

Ladies and Gentlemen:

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Amherst Long Term Owner Holdings, LLC (the “Company”, as the engaging party), Nomura Securities International, Inc., Citigroup Global Markets Inc., Morgan Stanley & Co. LLC, Wells Fargo Securities, LLC, Scotia Capital (USA) Inc., and Academy Securities Inc., who are collectively referred to herein as the “Specified Parties”, solely to assist you in performing certain procedures relating to the accuracy of certain attributes of the collateral assets (the “Properties”) on the Data Tapes (as defined below) with respect to the AMSR 2026-SFR3 securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the attributes of the Properties on the Data Tapes.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, for Procedure 1 and Procedure 2, the Specified Parties agreed on a sample size of 592 Properties (the “Sample Properties”), which the Specified Parties instructed us to randomly select from the pool of 2,275 Properties on the Initial Data Tape (as defined below) identified by the Company as being the Properties that may collateralize the Transaction. We make no representations as to the adequacy of the sample size, nor do we draw any conclusions about the entirety of the Data Tapes based on the sample size and results of the procedures performed.

In connection with the Transaction, for Procedure 4, the Specified Parties instructed that the procedures be performed on the entire pool of Properties on the Final Data Tape (as defined below) identified by the Company as being the Properties that will collateralize the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

PricewaterhouseCoopers LLP 300 Madison Avenue New York, New York 10017
www.pwc.com/us	(646) 471 3000

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party, for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the Properties to stated underwriting standards, criteria or other requirements;
•	The existence of the Properties;
•	The rights of any party, including the Specified Parties, the Responsible Party, or the Transaction have to the Properties or collateral securing such assets or any obligations on the Properties or collateral securing such assets;
•	The value of the Properties; and
•	The compliance of the purchaser of the Properties with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

(i)	The interpretation of Transaction documents (including, but not limited to, the loan agreement or other offering documents) included in connection with our procedures;
(ii)	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934;
(iii)	The reasonableness of any of the methodologies or assumptions provided by the Responsible Party; and
(iv)	The adequacy of the sample size, as provided by the Specified Parties, nor do we draw any conclusions about the Data Tapes based on the sample size and results of the procedures performed.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For purposes of performing these agreed-upon procedures, no exceptions were reported for differences within the applicable “Tolerance Level” (if any) stated in Exhibit 1 of this report.

We make no representations regarding the methodologies or assumptions provided to us by the Company.

Except as described in this report, we performed no procedures to determine the accuracy or completeness of the information contained in the Data Files (as defined below).

Data, Information and Documents Provided

The following definitions, unless otherwise indicated, have been adopted in presenting our procedures and findings:

•	The phrase “compared” refers to the comparison of one or more Specified Attributes on the Data Tapes to Source Documents or Supplemental Data Files.

•	The phrase “recalculated” refers to a recalculation of one or more Specified Attributes using a prescribed methodology.

•	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided “Tolerance Level” (if any) stated in Exhibit 1 of this report.

•	The phrase “Data Tapes” refers collectively to the Initial Data Tape and the Final Data Tape (as such terms are defined below).

•	The phrase “Property Cut-Off Date” refers to August 31, 2026.

•	The phrase “Data Room” refers to the project “AMSR 2026 SFR3 ALTO Holdings” in Datasite, used by the Company to store the Source Documents used for the purposes of our procedures.

•	The phrase “Lease Review Period” refers to information provided by the Company from September 15, 2026 to September 23, 2026.

•	The phrase “Sample Attributes” refers to the Lease Start Date, Date of Lease Expiration, Contractual Rent/Month (Rented), Acquisition Type, and MSR Onboarding Date data attributes.

•	The phrase “Specified Attributes” refers to the Sample Attributes and the data fields listed in Exhibit 2. These Specified Attributes were selected by the Specified Parties for our procedures.

The “Data Files” refer to the following files provided to us by the Company:

•	A Microsoft Excel (“Excel”) file labeled “AMSR 2026-SFR3 - Tape as of 8.31.2026 v2.xlsx” containing the Specified Attributes and other data attributes as of the Property Cut-Off Date for the initial pool of Properties identified by the Company as being the Properties that may collateralize the Transaction (the “Initial Data Tape”);

•	An Excel file labeled “AMSR 2026-SFR3 - Tape as of 8.31.2026 - Final.xlsx” containing the Specified Attributes and other data attributes as of the Property Cut-Off Date for the final pool of Properties identified by the Company as being the Properties that will collateralize the Transaction (the “Final Data Tape”);

•	An Excel labeled “AMSR 2026-SFR3 - ALTO Holdings MM - Original Purchase Documents v2.xlsx” containing the list of Properties where the seller was a construction company or home builder (the “New Build File”);

•	Certain resident ledgers from the Company’s property management system containing the transaction history of each Month-to-Month Sample Property that were made available in the Data Room (the “MTM Support File”);

•	Certain lease and property purchase documents relating to the Sample Properties that were made available in the Data Room or via email, as applicable (the “Source Documents”); and

•	The following Excel files provided for the purposes of performing the electronic comparison and recalculation procedures enumerated in Exhibit 2 (the “Supplemental Data Files”), listed and defined as follows:

o	An Excel file labeled “Amherst Completed Report_09.30.2026_Final.xlsx” (the “BPO Results File”);
o	A worksheet labeled “Support” embedded in an Excel file labeled “AMSR 2026-SFR3 - Support File v3.xlsx” (the “Support File”);
o	A worksheet labeled “Property Type” embedded in an Excel file labeled “AMSR 2026-SFR3 - Support File v3.xlsx” (the “Property Type File”);
o	A worksheet labeled “Taxes, Insurance and HOA” embedded in an Excel file labeled “AMSR 2026-SFR3 - Support File v3.xlsx” (the “Taxes, Insurance and HOA File”);
o	A worksheet labeled “UW” embedded in an Excel file labeled “AMSR 2026-SFR3 - Support File v3.xlsx” (the “Underwriting File”); and
o	An Excel file labeled “DQ_AMSR 2026-SFR3 - 08-31-2026 (EXT).xlsx” (the “DQ Support File”).

Procedures Performed

Procedure 1	For each of the Sample Properties, using the information, instructions, and assumptions provided by the Company as listed in Exhibit 1, we compared the Sample Attributes as of the Property Cut-Off Date, as shown on the Initial Data Tape, to the corresponding information in the applicable Source Documents provided by the Company by the end of the Lease Review Period. For the purposes of our comparison procedures, we were instructed by the Company to use the logic enumerated in the applicable “Comparison Instructions” section of Exhibit 1. We make no representations regarding the methodologies or assumptions provided to us by the Company.

For each Sample Attribute, for the purposes of our comparison procedures, we were instructed by the Company to use the applicable “Tolerance Level” stated in Exhibit 1 as the maximum acceptable difference.

We compared the Sample Attributes on the Initial Data Tape for the Sample Properties to the Source Documents and found them to be in agreement, with the exception of the following differences (the “Discrepancies”):

Table 1: Discrepancies

#	Included on the Final Data Tape?	Sample Attribute	Initial Data Tape Value	Source Document Value
20	Yes	Lease Start Date	August 15, 2025	September 1, 2026
20	Yes	Date of Lease Expiration	August 31, 2026	August 31, 2027
27	Yes	Lease Start Date	October 1, 2025	October 1, 2026
27	Yes	Date of Lease Expiration	September 30, 2026	September 30, 2027
131	Yes	Lease Start Date	September 14, 2025	September 14, 2026
131	Yes	Date of Lease Expiration	September 13, 2026	September 13, 2027
131	Yes	Contractual Rent/Month (Rented)	$1,930.00	$2,025.00
147	Yes	Lease Start Date	October 2, 2025	October 2, 2026
147	Yes	Date of Lease Expiration	October 1, 2026	October 1, 2028
147	Yes	Contractual Rent/Month (Rented)	$2,000.00	$2,130.00
150	Yes	Lease Start Date	September 5, 2025	September 5, 2026
150	Yes	Date of Lease Expiration	September 4, 2026	September 4, 2028
183	Yes	Lease Start Date	September 2, 2025	September 2, 2026
183	Yes	Date of Lease Expiration	September 1, 2026	September 1, 2027
183	Yes	Contractual Rent/Month (Rented)	$2,240.00	$2,355.00
187	Yes	Lease Start Date	October 1, 2025	October 1, 2026
187	Yes	Date of Lease Expiration	September 30, 2026	September 30, 2027
233	Yes	Lease Start Date	October 26, 2025	October 26, 2026
233	Yes	Date of Lease Expiration	October 25, 2026	October 25, 2027
233	Yes	Contractual Rent/Month (Rented)	$1,650.00	$1,695.00
242	Yes	Acquisition Type	Bulk Sale	MLS
270	Yes	Lease Start Date	October 1, 2025	October 1, 2026
270	Yes	Date of Lease Expiration	September 30, 2026	September 30, 2027
313	Yes	Lease Start Date	September 11, 2025	September 11, 2026
313	Yes	Date of Lease Expiration	September 10, 2026	September 10, 2027
333	Yes	Lease Start Date	October 19, 2025	October 19, 2026
333	Yes	Date of Lease Expiration	October 18, 2026	October 18, 2027
365	Yes	Lease Start Date	November 1, 2025	November 1, 2026
365	Yes	Date of Lease Expiration	October 31, 2026	October 31, 2028

#	Included on the Final Data Tape?	Sample Attribute	Initial Data Tape Value	Source Document Value
365	Yes	Contractual Rent/Month (Rented)	$1,740.00	$1,785.00
389	Yes	Acquisition Type	Bulk Sale	MLS
390	Yes	Lease Start Date	September 12, 2025	September 12, 2026
390	Yes	Date of Lease Expiration	September 11, 2026	September 11, 2027
390	Yes	Contractual Rent/Month (Rented)	$2,375.00	$2,540.00
444	Yes	Lease Start Date	October 24, 2025	October 24, 2026
444	Yes	Date of Lease Expiration	October 23, 2026	October 23, 2028
444	Yes	Contractual Rent/Month (Rented)	$2,345.00	$2,435.00
480	Yes	Lease Start Date	September 9, 2025	September 9, 2026
480	Yes	Date of Lease Expiration	September 8, 2026	September 8, 2027
480	Yes	Contractual Rent/Month (Rented)	$1,790.00	$1,835.00
491	Yes	Lease Start Date	September 7, 2025	September 7, 2026
491	Yes	Date of Lease Expiration	September 6, 2026	September 6, 2027
491	Yes	Contractual Rent/Month (Rented)	$1,330.00	$1,385.00
496	Yes	Lease Start Date	September 1, 2025	September 1, 2026
496	Yes	Date of Lease Expiration	August 31, 2026	August 31, 2027
518	Yes	Acquisition Type	Bulk Sale	MLS
537	Yes	Lease Start Date	September 26, 2025	September 26, 2026
537	Yes	Date of Lease Expiration	September 25, 2026	September 25, 2028
537	Yes	Contractual Rent/Month (Rented)	$2,415.00	$2,550.00
544	Yes	Lease Start Date	September 12, 2025	September 12, 2026
544	Yes	Date of Lease Expiration	September 11, 2026	September 11, 2027
544	Yes	Contractual Rent/Month (Rented)	$2,425.00	$2,540.00
550	Yes	Lease Start Date	September 26, 2025	September 26, 2026
550	Yes	Date of Lease Expiration	September 25, 2026	September 25, 2028
550	Yes	Contractual Rent/Month (Rented)	$2,570.00	$2,695.00

Procedure 2	For each of the Sample Properties included on the Final Data Tape provided by the Company, we performed the following procedures:

a)	for the Sample Attributes relating to the Discrepancies, we compared each “Source Document Value” shown in Table 1 to the corresponding Sample Attribute value on the Final Data Tape and found them to be in agreement; and

b)	for each Sample Attribute that did not have a Discrepancy, we compared the Initial Data Tape to the Final Data Tape and found no differences greater than the applicable “Tolerance Level” stated in Exhibit 1.

We make no representations as to the adequacy of the sample size, nor do we draw any conclusions about the entirety of the Data Tapes based on the sample size and results of the procedures performed.

Procedure 3	On the Final Data Tape, we identified 66 Properties where the Month-to-Month data attribute was equal to “Yes”. Of these 66 Properties, 19 of the Properties (the “Month-to-Month Sample Properties”) were part of the Sample Properties. Using the MTM Support File provided by the Company, the Final Data Tape, and the methodology provided by the Company, we observed for each of the Month-to-Month Sample Properties:

a)	the Rented data attribute was equal to “Rented” on the Final Data Tape;

b)	the Date of Lease Expiration Sample Attribute was prior to the Property Cut-Off Date on the Final Data Tape; and

c)	as indicated in the MTM Support File, the tenant had been charged and paid rent for the month of August 2026, or if rent was unpaid and overdue by more than 30 days as of the Property Cut-Off Date, the Tenant Monthly Rent Days DQ data attribute was greater than zero on the Final Data Tape.

Based on the procedure performed, we found the Month-to-Month data attribute shown on the Final Data Tape to be in agreement for the Month-to-Month Sample Properties.

Procedure 4	Using the information, instructions, and assumptions provided by the Company, for each of the Properties represented on the Final Data Tape, we performed the respective procedures for the data fields listed in Exhibit 2. The Company provided the Final Data Tape, Supplemental Data Files, and certain calculation methodologies as identified in Exhibit 2 for the purposes of comparing or recalculating each characteristic and instructed us to use these methodologies for the purpose of our procedures. We make no representations regarding the methodologies or assumptions provided to us by the Company.

In performing this procedure, we received one or more preliminary data files and performed certain procedures as set forth in Exhibit 2. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate.

We performed this procedure on the Final Data Tape, and we either (i) compared the information on the Final Data Tape to the Supplemental Data Files, as applicable or (ii) compared the recalculated values to the corresponding values on the Final Data Tape, as applicable, and, in each case, found them to be in agreement.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the accuracy of certain attributes of the Properties on the Data Tapes. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties, and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is herein referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

i)	rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and

ii)	acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/PricewaterhouseCoopers LLP

New York, New York

October 13, 2026

Exhibit 1

Sample Attribute 1: Lease Start Date

Tolerance Level: +/- 30 days

Comparison Instructions:

For the purposes of this procedure, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter uploaded to the Data Room by the Company by the end of the Lease Review Period and most recently signed by both the tenant and property manager on or prior to the Property Cut-Off Date. We make no comment as to the authenticity or validity of any signature.

For Properties where the Rented data attribute equals “Rented”, we compared the Lease Start Date Sample Attribute to information available in the Relevant Lease Agreement.

Sample Attribute 2: Date of Lease Expiration

Tolerance Level: +/- 30 days

Comparison Instructions:

For the purposes of this procedure, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter uploaded to the Data Room by the Company by the end of the Lease Review Period and most recently signed by both the tenant and property manager on or prior to the Property Cut-Off Date. We make no comment as to the authenticity or validity of any signature.

For Properties where the Rented data attribute equals “Rented”, we compared the Date of Lease Expiration Sample Attribute to information available in the Relevant Lease Agreement.

Sample Attribute 3: Contractual Rent/Month (Rented)

Tolerance Level: +/- $30

Comparison Instructions:

For the purposes of this procedure, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter uploaded to the Data Room by the Company by the end of the Lease Review Period and most recently signed by both the tenant and property manager on or prior to the Property Cut-Off Date. We make no comment as to the authenticity or validity of any signature.

For Properties where the Rented data attribute equals “Rented”, we compared the Contractual Rent/Month (Rented) Sample Attribute to information available in the Relevant Lease Agreement.

Sample Attribute 4: Acquisition Type

Tolerance Level: n/a

Comparison Instructions:

1)	If the Sample Property was included in the New Build File, compared the Acquisition Type Sample Attribute to “New Build”.

2)	If multiple properties are listed in the purchase agreement, settlement statement, or bid receipt, as applicable, compared the Acquisition Type Sample Attribute to “Bulk Sale”.

3)	If a bid receipt is available for the applicable Property, and only one property is listed in that bid receipt, compared the Acquisition Type Sample Attribute to “Auction”.

4)	If a purchase agreement or settlement statement is available for the applicable Property and only one property is listed in that purchase agreement, compared the Acquisition Type Sample Attribute to “MLS”.

Sample Attribute 5: MSR Onboarding Date

Tolerance Level: +/- 30 days

Comparison Instructions:

1)	If a settlement statement is available, compared the MSR Onboarding Date Sample Attribute to information available in the settlement statement. If a settlement statement is not available, then

2)	If a bid receipt is available, compared the MSR Onboarding Date Sample Attribute to information available in the bid receipt. If a bid receipt is not available, then

3)	If a purchase agreement is available, compared the MSR Onboarding Date Sample Attribute to information available in the purchase agreement.

Exhibit 2

aData Field	Procedure	Recalculation Methodology	Data File(s)	Comments
Address	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File (Property Address)
City	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File (City)
State	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File (State)
Zip	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File (Zip)
Closest MSA	Final Data Tape to Supplemental Data File electronic comparison	n/a	Support File (Closest MSA)
Property Type	Final Data Tape to Supplemental Data File electronic comparison	n/a	Property Type File (Property Type)
Condo?	Final Data Tape to Supplemental Data File electronic comparison	n/a	Property Type File (Property Type)
Months Since MSR Onboarding	Recalculate and compare	Recalculation: (Property Cut-Off Date - MSR Onboarding Date) / 30	Final Data Tape (MSR Onboarding Date)	The result of this recalculation was rounded to the nearest integer.
Estimated Rent/Month (Not Rented)	Final Data Tape to Supplemental Data File electronic comparison	n/a	Support File (Underwritten Rent/Month) Final Data Tape (Rented)	For Properties where the Rented data attribute was equal to “Rented”, the Estimated Rent/Month (Not Rented) data attribute was compared to $0.

aData Field	Procedure	Recalculation Methodology	Data File(s)	Comments
Original Length of Lease (months)	Recalculate and compare	Recalculation: (Date of Lease Expiration - Lease Start Date) / 30	Final Data Tape (Date of Lease Expiration, Lease Start Date, Rented)

For Properties where the Rented data attribute was equal to “Not Rented”, the Original Length of Lease (months) data attribute was compared to zero.

The result of this recalculation was rounded to the nearest integer.

Tenant Monthly Rent Days DQ	Final Data Tape to Supplemental Data File electronic comparison	n/a	DQ Support File (In Tape)
Section 8 Flag (Yes/No)	Final Data Tape to Supplemental Data File electronic comparison	n/a	Support File (Section 8 Flag (Yes/No))
BPO Value	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File (Reviewer's Recommended AS-IS SALE)
BPO Value as-of Date	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File (Date)
Underwritten Rent/Month	Recalculate and compare	Recalculation: For “Rented” Properties, Contractual Rent/Month (Rented); for “Not Rented” Properties, Estimated Rent/Month (Not Rented)	Final Data Tape (Rented, Contractual Rent/Month (Rented), Estimated Rent/Month (Not Rented))
Underwritten Annual GPR	Recalculate and compare	Recalculation: Underwritten Rent/Month * 12	Final Data Tape (Underwritten Rent/Month)
Underwritten Annual Other Income	Recalculate and compare	Recalculation: Underwritten Annual GPR * (Other Income – Rent Concessions)	Final Data Tape (Closest MSA, Underwritten Annual GPR) Underwriting File (Other Income, Rent Concessions)	“Other Income” and “Rent Concessions” are MSA-level assumptions provided in the Underwriting File.
Total Underwritten Annual Gross Income	Recalculate and compare	Recalculation: Underwritten Annual GPR + Underwritten Annual Other Income	Final Data Tape (Underwritten Annual GPR, Underwritten Annual Other Income)
Underwritten Annual Vacancy	Recalculate and compare	Recalculation: Underwritten Annual GPR * (1 – Occupancy)	Final Data Tape (Closest MSA, Underwritten Annual GPR) Underwriting File (Occupancy)	“Occupancy” is an MSA-level assumption provided in the Underwriting File.

aData Field	Procedure	Recalculation Methodology	Data File(s)	Comments
Underwritten Annual Credit Loss	Recalculate and compare	Recalculation: (Underwritten Annual GPR - Underwritten Annual Vacancy) * Credit Loss	Final Data Tape (Closest MSA, Underwritten Annual GPR, Underwritten Annual Vacancy) Underwriting File (Credit Loss)	“Credit Loss” is an MSA-level assumption provided in the Underwriting File.
Underwritten Annual Real Estate Taxes	Final Data Tape to Supplemental Data File electronic comparison	n/a	Taxes, Insurance and HOA File (Annual Tax)
Underwritten Annual Insurance Costs	Final Data Tape to Supplemental Data File electronic comparison	n/a	Taxes, Insurance and HOA File (Annual Ins)
Underwritten Annual HOA Fees	Final Data Tape to Supplemental Data File electronic comparison	n/a	Taxes, Insurance and HOA File (Annual HOA)
Underwritten Annual Repairs and Maintenance	Recalculate and compare	Recalculation: R&M	Final Data Tape (Closest MSA) Underwriting File (R&M)	“R&M” is an MSA-level assumption provided in the Underwriting File.
Underwritten Annual Turnover Costs	Recalculate and compare	Recalculation: Turnover	Final Data Tape (Closest MSA) Underwriting File (Turnover)	“Turnover” is an MSA-level assumption provided in the Underwriting File.
Underwritten Property Management Fees	Recalculate and compare	Recalculation: (Underwritten Annual GPR - Underwritten Annual Vacancy - Underwritten Annual Credit Loss) * Property Management	Final Data Tape (Closest MSA, Underwritten Annual GPR, Underwritten Annual Vacancy, Underwritten Annual Credit Loss) Underwriting File (Property Management)	“Property Management” is an MSA-level assumption provided in the Underwriting File.
Underwritten Annual Marketing and Leasing Costs	Recalculate and compare	Recalculation: Leasing Fees	Final Data Tape (Closest MSA) Underwriting File (Leasing Fees)	“Leasing Fees” is an MSA-level assumption provided in the Underwriting File.

aData Field	Procedure	Recalculation Methodology	Data File(s)	Comments
Total Underwritten Annual Expenses	Recalculate and compare	Recalculation: Underwritten Annual Real Estate Taxes + Underwritten Annual Insurance Costs + Underwritten Annual HOA Fees + Underwritten Annual Repairs and Maintenance + Underwritten Annual Turnover Costs + Underwritten Property Management Fees + Underwritten Annual Marketing and Leasing Costs	Final Data Tape (Underwritten Annual Real Estate Taxes, Underwritten Annual Insurance Costs, Underwritten Annual HOA Fees, Underwritten Annual Repairs and Maintenance, Underwritten Annual Turnover Costs, Underwritten Property Management Fees, Underwritten Annual Marketing and Leasing Costs)
Underwritten Annual Net Operating Income	Recalculate and compare	Recalculation: Total Underwritten Annual Gross Income - Total Underwritten Annual Expenses - Underwritten Annual Vacancy - Underwritten Annual Credit Loss	Final Data Tape (Total Underwritten Annual Gross Income, Total Underwritten Annual Expenses, Underwritten Annual Vacancy, Underwritten Annual Credit Loss)
Underwritten Annual CapEx Reserve	Recalculate and compare	Recalculation: $750 per Property	n/a
Underwritten Annual Net Cash Flow	Recalculate and compare	Recalculation: Underwritten Annual Net Operating Income - Underwritten Annual CapEx Reserve	Final Data Tape (Underwritten Annual Net Operating Income, Underwritten Annual CapEx Reserve)